FINANCIAL INSTRUMENTS - Derivatives Measured at Fair Value (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	€ 31	€ 29
Other financial liabilities - derivatives	75	58
Level 1
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	12	8
Other financial liabilities - derivatives	30	19
Level 2
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	19	21
Other financial liabilities - derivatives	45	39
Level 3
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	0	0
Other financial liabilities - derivatives	€ 0	€ 0